Insurance and Reinsurance Contract Assets and Liabilities - Asset for Acquisition Cash Flow (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information about expected derecognition of assets for insurance acquisition cash flows [line items]
Acquisition cash flows incurred in the year	$ 698	$ 878
Less than 1 year
Disclosure of information about expected derecognition of assets for insurance acquisition cash flows [line items]
Acquisition cash flows incurred in the year	91	137
1 to 5 years
Disclosure of information about expected derecognition of assets for insurance acquisition cash flows [line items]
Acquisition cash flows incurred in the year	259	381
Over 5 years
Disclosure of information about expected derecognition of assets for insurance acquisition cash flows [line items]
Acquisition cash flows incurred in the year	348	360
Asia
Disclosure of information about expected derecognition of assets for insurance acquisition cash flows [line items]
Acquisition cash flows incurred in the year	71	290
Asia | Less than 1 year
Disclosure of information about expected derecognition of assets for insurance acquisition cash flows [line items]
Acquisition cash flows incurred in the year	18	65
Asia | 1 to 5 years
Disclosure of information about expected derecognition of assets for insurance acquisition cash flows [line items]
Acquisition cash flows incurred in the year	36	168
Asia | Over 5 years
Disclosure of information about expected derecognition of assets for insurance acquisition cash flows [line items]
Acquisition cash flows incurred in the year	17	57
Canada
Disclosure of information about expected derecognition of assets for insurance acquisition cash flows [line items]
Acquisition cash flows incurred in the year	627	588
Canada | Less than 1 year
Disclosure of information about expected derecognition of assets for insurance acquisition cash flows [line items]
Acquisition cash flows incurred in the year	73	72
Canada | 1 to 5 years
Disclosure of information about expected derecognition of assets for insurance acquisition cash flows [line items]
Acquisition cash flows incurred in the year	223	213
Canada | Over 5 years
Disclosure of information about expected derecognition of assets for insurance acquisition cash flows [line items]
Acquisition cash flows incurred in the year	$ 331	$ 303